Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 30, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of office premise	$ 6,821,049	$ 7,576,802
Gain on lease termination	$ 64,818
Hotel101 Global [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of office premise			$ 5,191,558